Shareholders' equity - Summary of Movement in Stock Option Plan (Details)	12 Months Ended
	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares
Number of options
Balance at the beginning (in shares) | shares	462,346	723,051
Expired (in shares) | shares	(47,176)
Forfeited (in shares) | shares	(33,484)	(260,705)
Balance at the end (in shares) | shares	381,686	462,346
Weighted average price
Balance at the beginning (in dollars per share) | $ / shares	$ 15.21	$ 13.58
Expired (in dollars per share) | $ / shares	(11.77)
Forfeited (in dollars per share) | $ / shares	(15.40)	(10.69)
Balance at the end (in dollars per share) | $ / shares	$ 15.62	$ 15.21